General (Details) $ in Millions		3 Months Ended
	Mar. 21, 2022 shares	Dec. 31, 2021 shares	Jul. 22, 2022 USD ($) m²	Jan. 31, 2022	Jan. 11, 2022 USD ($) m²	Apr. 01, 2021 USD ($) m²
General (Details) [Line Items]
Aggregate shares of common stock | shares	100
Total consideration | $						$ 21.0
Acres of land | m²			71.8		28.1	59
Installment amount | $			$ 5.9		$ 4.8
Common Stock [Member]
General (Details) [Line Items]
Aggregate shares of common stock | shares		100
Maple Heights GP, LLC [Member]
General (Details) [Line Items]
Shareholders interest				50.00%